Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
12.
Accounts payable and accrued expenses

The breakdown of accounts payable and accrued expenses is as follows:

	December 31, 2025	December 31, 2024
Trade payables	17,773	15,840
Social charges	4,522	4,417
Profit-sharing and sales commission	9,373	10,643
Provision for vacation and benefits	5,360	6,377
Others	2,790	480
Total	39,818	37,757
Current	36,216	36,003
Non-current	3,602	1,754